Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities) (Parenthetical) (Details) - CAD ($) $ in Millions	Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative assets	$ 80,055		$ 82,972
Derivatives	75,308		79,356
Netted derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative assets	48	$ 76	11	$ 49	$ 32	$ 30
Derivatives	$ 102	$ 225	$ 291	$ 231	$ 265	$ 221